Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings
Short-Term Debt

($ in millions)
At December 31:	2021	2020
Short-term loans	$22	$130
Long-term debt—current maturities	6,764	6,986
Total	$6,787	$7,116

Long-Term Debt

($ in millions)
At December 31:	Maturities	2021	2020
U.S. dollar debt (weighted-average interest rate at December 31, 2021):*
1.3%	2021	$—	$5,499
2.6%	2022	5,673	6,233
3.4%	2023	1,573	2,395
3.3%	2024	5,016	5,029
6.9%	2025	608	631
3.3%	2026	4,356	4,370
3.0%	2027	2,221	2,219
6.5%	2028	313	313
3.5%	2029	3,250	3,250
2.0%	2030	1,350	1,350
5.9%	2032	600	600
8.0%	2038	83	83
4.5%	2039	2,745	2,745
2.9%	2040	650	650
4.0%	2042	1,107	1,107
7.0%	2045	27	27
4.7%	2046	650	650
4.3%	2049	3,000	3,000
3.0%	2050	750	750
7.1%	2096	316	316
		$34,290	$41,218
Other currencies (weighted-average interest rate at December 31, 2021, in parentheses):*
Euro (1.1%)	2023-2040	$15,903	$18,355
Pound sterling (2.6%)	2022	406	411
Japanese yen (0.3%)	2022-2026	1,263	1,409
Other (11.3%)	2022-2025	378	324
		$52,240	$61,718
Finance lease obligations (1.8%)	2022-2030	99	91
		$52,339	$61,808
Less: net unamortized discount		839	875
Less: net unamortized debt issuance costs		130	156
Add: fair value adjustment**		311	426
		$51,681	$61,203
Less: current maturities		6,764	6,986
Total		$44,917	$54,217

*	Includes notes, debentures, bank loans and secured borrowings.
**

The portion of the company’s fixed-rate debt obligations that is hedged is reflected in the Consolidated Balance Sheet as an amount equal to the sum of the debt’s carrying value and a fair value adjustment representing changes in the fair value of the hedged debt obligations attributable to movements in benchmark interest rates.

Post-Swap Borrowing (Long-Term Debt, Including Current Portion)

($ in millions)
	2021		2020
		Weighted-Average		Weighted-Average
For the year ended December 31:	Amount	Interest Rate	Amount	Interest Rate
Fixed-rate debt	$49,976	2.8%	$53,237	2.7%
Floating-rate debt*	1,705	2.6%	7,966	1.1%
Total	$51,681		$61,203

*

Includes $425 million and $2,975 million in 2021 and 2020, respectively, of notional interest-rate swaps that effectively convert fixed-rate long-term debt into floating-rate debt. Refer to note U, “Derivative Financial Instruments,” for additional information.

Pre-swap annual contractual obligations of long-term debt outstanding

($ in millions)
Total
2022	$6,765
2023	4,848
2024	6,391
2025	4,015
2026	4,719
Thereafter	25,601
Total	$52,339

Interest on Debt

($ in millions)
For the year ended December 31:	2021	2020	2019
Cost of financing	$392	$451	$608
Interest expense	1,155	1,288	1,344
Interest capitalized	3	5	4
Total interest paid and accrued	$1,550	$1,743	$1,956